                                                                                Prudential Financial
                                                                                213 Washington Street
                                                                                Newark, New Jersey 07102-2992

Writer's Direct Dial (203) 944-5477

May 1, 2007

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Certification Filing Pursuant to Rule 497(j)
         Registration No. 333-130989
         Investment Company Act No. 811-07325

Dear Sir/Madam:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of Prospectus and Statement of Additional Information for the Prudential Premier annuity products that would have been filed under paragraph (b) or (c) of Rule
497 would not have differed from that contained in the most recent registration statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.

This certification is in lieu of filing a separate definitive prospectus and statement of additional information in connection with the above-referenced registration statement in accordance with Rule 497(c).

Sincerely,

/s/ Laura K. Kealey, Esq.

cc:      Sally Samuel, Esq.

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